                                   [GRAPHIC]

                       Semiannual Report April 30, 2000

Oppenheimer
Quest Small Cap Value Fund

                        [LOGO OF OPPENHEIMER FUNDS(R)]

--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

Effective April 28, 2000, just a few days shy of the close of the reporting period, a new portfolio management team assumed investment responsibilities for the Fund.

While small cap stocks generally kept up with the performance of large cap stocks, growth continued to outperform value regardless of capitalization.

Many companies in the portfolio are benefiting from the productivity enhancements made possible by the Internet and other new technology.

    Contents

 1  President's Letter

 3  An Interview with Your Fund's Managers

10  Financial Statements

25  Officers and Trustees


Cumulative Total Returns*

For the 6-Month Period Ended 4/30/00

Class A Without Sales Chg.               With Sales Chg.
---------------------------------------------------------
8.80%                                    2.55%

Class B Without Sales Chg.               With Sales Chg.
---------------------------------------------------------
8.48%                                    3.48%

Class C Without Sales Chg.               With Sales Chg.
---------------------------------------------------------
8.56%                                    7.56%

*See Notes on page 8 for further details.

--------------------------------------------------------------------------------
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may have assumed too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

   Several months ago, Alan Greenspan, the Chairman of the Federal Reserve Board, stated his view that the spectacular returns some sectors of the market were then experiencing may have been partly responsible for pushing our economy to growth rates that could lead to higher inflation. Today it is clear that the dramatic rise in the prices of a narrow segment of the market created enormous wealth for some investors. The result of this newfound wealth has been a substantial increase in spending that the Federal Reserve Board believes could threaten the healthy growth of our economy.

   That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed has been attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

   The implications of the Fed's resolve are clear: investors must continue to be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth often reduces corporate earnings and puts downward pressure on stock prices. Highly valued stocks can be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has been cautioning investors against the expectation that the types of returns seen in the recent bull market will last forever.

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer Quest Small Cap
Value Fund


1  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

   Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

   While some "new economy" stocks have risen over the last year, many so-called "old economy" stocks are selling at low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor.

   What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuations, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

   We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
May 19, 2000





2  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

How did Oppenheimer Quest Small Cap Value Fund perform?

A. During the six-month period that ended April 30, 2000, the Fund could not overcome the difficult investment environment for small cap value. While small cap stocks generally kept up with the performance of large cap stocks, growth continued to outperform value regardless of capitalization.

How did that investment style participate in the "new economy" of technology?

Even though the Fund might not invest directly in Internet or other technology companies, it still benefits from owning companies that utilize productivity enhancing tools made possible by technology. During the period, the Fund also participated in the "new economy" by owning companies that sell products and services that enhance the "Internet experience." For example, one portfolio holding is a maker of high-fidelity audio products and is taking advantage of the booming demand for computer speakers as consumers download music from the Internet. The company manufactures and markets a broad range of consumer electronics products under well-known brand names. The company also makes loudspeakers, amplifiers and sound mixing consoles for the professional market segment as well as audio systems for the automotive marketplace.

[PHOTO]

New Portfolio Management Team
(l to r)1 Mark Zavanelli (Portfolio Manager)
Charles Albers (Portfolio Manager)
Nikos Monoyios
Alex Zhou



1. Effective April 28, 2000, Charles Albers and Mark Zavanelli of
OppenheimerFunds, Inc. the Fund's investment advisor, assumed portfolio management responsibilities for the Fund and began to implement an investment process that combines both "value" and "growth" investment styles. Until 4/28/00, OpCap Advisors was the Fund's sub-advisor and its portfolio management team employed a value investing philosophy. In addition, effective May 19, 2000, the Fund's name was changed to "Quest Small Cap Fund."

3  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

Where else did the Fund uncover value investment opportunities?

Stocks for the portfolio are selected on a company-by-company basis, not based on industry or sector trends. However, at times a particular segment of the market may dominate the portfolio.

   As of the end of the reporting period, the Fund's holdings included a number of solid companies in the healthcare industry, an area that had been beaten down due to bad publicity generated by managed care and Congressional promises to expand government price controls.

   For example, Dentsply International, Inc., the largest U.S. manufacturer of dental supplies and equipment, has avoided the controversies associated with managed care and the cloud associated with the possible expansion of government price controls in healthcare. The reason: dentistry is generally unaffected by Medicare and managed care, as a large portion of the dental bill is paid directly by patients. In addition, Dentsply has benefited from its growing dental practice management software business. The company has boosted revenue through internal growth as well as acquisitions in the United States and overseas. About 22% of the stock is owned by management, which suggests that the people running the company have the same financial interests as stockholders.

   A second healthcare company, Cambrex Corp., provides products and services to the pharmaceutical and biotechnology industries. While the biotechnology companies themselves have performed very strongly during the period, many of these companies are in the early stage of their development and do not yet make money. For this reason, we are more likely to invest in companies such as Cambrex that market products and services to biotechnology companies, rather than investing directly in biotech companies.


"It's important to keep in mind that we select stocks for the portfolio on a company-by-company basis, not based on industry or sector trends."



4  OPPENHEIMER QUEST SMALL CAP VALUE FUND

Did any holdings disappoint over the period?

Alliant Techsystems, Inc., an aerospace products manufacturer whose revenues are primarily derived from government contracts, continued to weaken due to cutbacks in defense spending. In addition, a well-known food distribution company, with strong brand names, that sells its products through national grocery chains, could not overcome the bear market in food industry stocks.

Were any significant changes made to the Fund during the reporting period?

Effective April 28, 2000, just a few days shy of the close of the reporting period, Charles Albers and Mark Zavanelli assumed portfolio management responsibilities for the Fund and began to implement an investment process that combines both "value" and "growth" investment styles.

   While the overall objective of the Fund will remain the same, the new management team will seek to employ a disciplined, time-tested investment approach to the Fund. They employ quantitative models to help determine which small stocks are likely to outperform other small stocks within the same sector over the long term, while recognizing the importance of portfolio manager judgment. The criteria used in the models are based on extensive historical research and the driving factors the managers believe are behind stock performance. While the models are the primary decision tool, the managers also review the fundamental characteristics of each company to complete their analysis.


Average Annual Total Returns

For the Periods Ended 3/31/002

Class A
1-Year     5-Year     10-Year
---------------------------------
7.47%      8.38%      10.72%

Class B               Since
1-Year     5-Year     Inception
---------------------------------
8.49%      8.83%      6.97%

Class C               Since
1-Year     5-Year     Inception
---------------------------------
12.51%     9.12%      6.93%

Because of ongoing market volatility, the Fund's performance since 3/31/00 has been subject to substantial short-term fluctuations and current performance may be less than the results shown.







   2. See Notes on page 8 for further details.

5  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

How does the quantitative model work?

The quantitative models evaluate over 1000 small companies that comprise the Fund's investment universe. This broad universe includes stocks from many different industries which have a range of growth and value characteristics. The new management team believes that this diversity is an advantage, allowing them to find promising investments regardless of the market environment. For each company they measure approximately 50 characteristics relating to earnings growth, valuation, momentum and risk. The stock selection model combines these factors mathematically to determine a relative rating for each company.

   In addition to this stock selection model, the managers have also developed models that help them to determine which areas of the small cap market offer the most attractive prospects. For example, these models might steer them to favor growth or value stocks, or larger compared to smaller stocks within the small cap universe. Lastly, the managers also adjust their opinion for each company based on management activities, such as share buybacks or offerings. Over the past 25 years the management team has conducted many research studies on the investment implications of these corporate actions, and have developed a method for integrating this with their other models.


Sector Allocation3

       [GRAPHIC]

 . Capital Goods         29.0%
 . Healthcare            19.5
 . Consumer Cyclicals    12.4
 . Financial             12.3
 . Technology            10.0
 . Consumer Staples       5.9
 . Basic Materials        5.6
 . Energy                 3.8
 . Communication Services 1.5





6  OPPENHEIMER QUEST SMALL CAP VALUE FUND

What is the outlook for the Fund over the foreseeable future?

The new management team is generally optimistic about the prospects for small cap stocks. Historical research indicates that the performance difference between large and small stocks goes in cycles, and that we are nearing a more favorable environment for small cap stocks. Furthermore, the managers believe that the current disparities in valuations between large and small stocks remain unsustainable. As that gap moves closer to historical norms, small cap stocks should benefit, which in turn should benefit the Fund. However, whatever the future has in store, the new management team will continue to adhere to a long-term, disciplined investment style. That's the factor that we believe will keep Oppenheimer Quest Small Cap Value Fund an important part of The Right Way to Invest.


Top Ten Common Stock Holdings3
--------------------------------------------------------------------------------
Dentsply International, Inc.                                              5.1%
--------------------------------------------------------------------------------
AmeriSource Health Corp., Cl. A                                           4.9
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                               4.5
--------------------------------------------------------------------------------
G & K Services, Inc., Cl. A                                               3.8
--------------------------------------------------------------------------------
Shared Medical Systems Corp.                                              3.8
--------------------------------------------------------------------------------
Precision Castparts Corp.                                                 3.4
--------------------------------------------------------------------------------
Cambrex Corp.                                                             3.2
--------------------------------------------------------------------------------
Alliant Techsystems, Inc.                                                 3.1
--------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                                    3.1
--------------------------------------------------------------------------------
Kaydon Corp.                                                              2.8


Top Five Common Stock Industries3
--------------------------------------------------------------------------------
Manufacturing                                                            12.7%
--------------------------------------------------------------------------------
Insurance                                                                11.7
--------------------------------------------------------------------------------
Healthcare/Drugs                                                         10.8
--------------------------------------------------------------------------------
Aerospace/Defense                                                         9.3
--------------------------------------------------------------------------------
Electronics                                                               8.8
--------------------------------------------------------------------------------



   3. Portfolio is subject to change. Percentages are as of April 30, 2000, and are based on total market value of common stock.

7  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For quarterly updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to an annual 0.20% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

Class B shares were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life of class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.




8 OPPENHEIMER QUEST SMALL CAP VALUE FUND

                                                                      FINANCIALS





9  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS   April 30, 2000 / Unaudited
--------------------------------------------------------------------------------

                                                                 Market Value
                                                    Shares         See Note 1
================================================================================
Common Stocks--93.6%
--------------------------------------------------------------------------------
Basic Materials--5.3%
--------------------------------------------------------------------------------
Chemicals--4.0%
Cambrex Corp.                                      165,500         $6,785,500
--------------------------------------------------------------------------------
McWhorter Technologies, Inc.1                      149,600          2,262,700
                                                                   ----------
                                                                    9,048,200

--------------------------------------------------------------------------------
Metals--1.3%
UCAR International, Inc.1                          219,200          2,890,700
--------------------------------------------------------------------------------
Capital Goods--27.1%
--------------------------------------------------------------------------------
Aerospace/Defense--8.7%
Alliant Techsystems, Inc.1                          94,500          6,579,562
--------------------------------------------------------------------------------
Kaydon Corp.                                       255,000          5,960,625
--------------------------------------------------------------------------------
Precision Castparts Corp.                          173,400          7,239,450
                                                                   ----------
                                                                   19,779,637

--------------------------------------------------------------------------------
Electrical Equipment--2.6%
Baldor Electric Co.                                316,400          5,873,175
--------------------------------------------------------------------------------
Industrial Services--3.9%
MSC Industrial Direct Co., Inc., Cl. A1            461,400          6,459,600
--------------------------------------------------------------------------------
Wallace Computer Services, Inc.                    218,200          2,386,562
                                                                   ----------
                                                                    8,846,162

--------------------------------------------------------------------------------
Manufacturing--11.9%
Albany International Corp., Cl. A                  163,993          2,490,644
--------------------------------------------------------------------------------
Interpool, Inc.                                    349,200          2,553,525
--------------------------------------------------------------------------------
Lindsay Manufacturing Co.                          308,900          5,521,587
--------------------------------------------------------------------------------
Paxar Corp.1                                       457,500          4,660,781
--------------------------------------------------------------------------------
Roper Industries, Inc.                              89,100          2,806,650
--------------------------------------------------------------------------------
SPS Technologies, Inc.1                            160,200          5,026,275
--------------------------------------------------------------------------------
Teleflex, Inc.                                     109,800          3,794,962
                                                                   ----------
                                                                   26,854,424

--------------------------------------------------------------------------------
Communication Services--1.4%
--------------------------------------------------------------------------------
Telecommunications-Long Distance--1.4%
C&D Technologies, Inc.                              49,300          3,176,769
--------------------------------------------------------------------------------
Consumer Cyclicals--11.6%
--------------------------------------------------------------------------------
Autos & Housing--4.5%
Carlisle Cos., Inc.                                134,700          5,547,956
--------------------------------------------------------------------------------
Harman International Industries, Inc.               71,600          4,680,850
                                                                   ----------
                                                                   10,228,806

--------------------------------------------------------------------------------
Consumer Services--1.1%
Chemed Corp.                                        80,400          2,401,950
--------------------------------------------------------------------------------
Media--0.9%
Houghton Mifflin Co.                                50,000          2,078,125


10  OPPENHEIMER QUEST SMALL CAP VALUE FUND

                                                                 Market Value
                                                    Shares         See Note 1
================================================================================

Retail: Specialty--5.1%
G & K Services, Inc., Cl. A                        331,200         $8,114,400
--------------------------------------------------------------------------------
Shopko Stores, Inc.1                               188,700          3,373,012
                                                                   ----------
                                                                   11,487,412

--------------------------------------------------------------------------------
Consumer Staples--5.5%
--------------------------------------------------------------------------------
Food--5.5%
Del Monte Foods Co.1                               579,100          5,139,512
--------------------------------------------------------------------------------
Earthgrains Co.                                    223,300          3,140,156
--------------------------------------------------------------------------------
Performance Food Group Co.1                        157,800          4,161,975
                                                                   ----------
                                                                   12,441,643

--------------------------------------------------------------------------------
Energy--3.6%
--------------------------------------------------------------------------------
Energy Services--3.6%
Cabot Oil & Gas Corp., Cl. A                       185,900          3,450,769
--------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                    137,900          4,654,125
                                                                   ----------
                                                                    8,104,894

--------------------------------------------------------------------------------
Financial--11.5%
--------------------------------------------------------------------------------
Banks--0.5%
American Financial Holdings, Inc.                   92,600          1,169,075
--------------------------------------------------------------------------------
Insurance--11.0%
Annuity & Life RE Holdings Ltd.                    213,300          4,612,613
--------------------------------------------------------------------------------
Horace Mann Educators Corp.                        268,500          3,910,031
--------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc.1                     127,700          4,086,400
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                        259,300          9,529,275
--------------------------------------------------------------------------------
Trenwick Group, Inc.                               188,677          2,665,063
                                                                   ----------
                                                                   24,803,382

--------------------------------------------------------------------------------
Healthcare--18.2%
--------------------------------------------------------------------------------
Healthcare/Drugs--10.1%
AmeriSource Health Corp., Cl. A1                   516,000         10,320,000
--------------------------------------------------------------------------------
Dentsply International, Inc.                       368,600         10,712,438
--------------------------------------------------------------------------------
Trigon Healthcare, Inc.1                            51,700          1,857,969
                                                                   ----------
                                                                   22,890,407

--------------------------------------------------------------------------------
Healthcare/Supplies & Services--8.1%
--------------------------------------------------------------------------------
CorVel Corp.1                                      208,300          5,650,138
--------------------------------------------------------------------------------
First Health Group Corp.1                          147,500          4,489,531
--------------------------------------------------------------------------------
Shared Medical Systems Corp.                       192,600          7,980,863
--------------------------------------------------------------------------------
Vital Signs, Inc.                                   12,500            250,000
                                                                   ----------
                                                                   18,370,532




11  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS   Unaudited/Continued
--------------------------------------------------------------------------------

                                                                                Market Value
                                                               Shares            See Note 1
----------------------------------------------------------------------------------------------
Technology--9.4%
----------------------------------------------------------------------------------------------
Computer Software--1.2%
Analysts International Corp.                                  133,100          $   1,480,738
----------------------------------------------------------------------------------------------
Deltek Systems, Inc.1                                          91,300              1,112,719
                                                                               ---------------
                                                                                   2,593,457

----------------------------------------------------------------------------------------------
Electronics--8.2%
Belden, Inc.                                                  189,700              5,631,719
----------------------------------------------------------------------------------------------
BMC Industries, Inc.                                          332,100              1,660,500
----------------------------------------------------------------------------------------------
General Semiconductor, Inc.1                                  169,800              3,396,000
----------------------------------------------------------------------------------------------
GenRad, Inc.1                                                 292,400              2,174,725
----------------------------------------------------------------------------------------------
Pioneer-Standard Electronics, Inc.                            285,500              4,371,719
----------------------------------------------------------------------------------------------
SBS Technologies, Inc.1                                        40,500              1,397,250
                                                                               ---------------
                                                                                  18,631,913
                                                                               ---------------
Total Common Stocks (Cost $214,012,299)                                          211,670,663

                                                            Principal
                                                             Amount
==============================================================================================
Short-Term Notes--5.7%
Federal Home Loan Bank, 5.88%, 5/1/00                      $4,514,000              4,514,000
----------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.82%, 5/4/00              8,500,000              8,495,842
                                                                               ---------------
Total Short-Term Notes (Cost $13,009,842)                                         13,009,842
----------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $227,022,141)                  99.3%           224,680,505
----------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                   0.7              1,529,226
                                                           -----------------------------------
Net Assets                                                      100.0%          $226,209,731
                                                           -----------------------------------

Footnote to Statement of Investments

1. Non-income-producing security.

See accompanying Notes to Financial Statements.

12  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


April 30, 2000
===============================================================================================
Assets

Investments, at value (cost $227,022,141)--see accompanying statement             $224,680,505
-----------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                     2,601,827
Shares of beneficial interest sold                                                     417,696
Interest and dividends                                                                  21,659
Other                                                                                   49,655
                                                                                  -------------
Total assets                                                                       227,771,342

===============================================================================================
Liabilities

Bank overdraft                                                                         262,735
-----------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                 707,801
Investments purchased                                                                  293,458
Shareholder reports                                                                    137,517
Transfer and shareholder servicing agent fees                                           55,655
Distribution and service plan fees                                                      46,194
Trustees' compensation                                                                  24,742
Other                                                                                   33,509
                                                                                  -------------
Total liabilities                                                                    1,561,611

===============================================================================================
Net Assets                                                                        $226,209,731
                                                                                  =============

===============================================================================================
Composition of Net Assets

Par value of shares of beneficial interest                                        $    125,464
-----------------------------------------------------------------------------------------------
Additional paid-in capital                                                         228,701,360
-----------------------------------------------------------------------------------------------
Accumulated net investment loss                                                     (1,062,389)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                               786,932
-----------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                          (2,341,636)
                                                                                  -------------
Net Assets                                                                        $226,209,731
                                                                                  =============

===============================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$134,011,955 and 7,324,783 shares of beneficial interest outstanding)                   $18.30
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                             $19.42
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $73,243,046
and 4,146,857 shares of beneficial interest outstanding)                                $17.66
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $18,954,730
and 1,074,779 shares of beneficial interest outstanding)                                $17.64


See accompanying Notes to Financial Statements.

13  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


For the Six Months Ended April 30, 2000
====================================================================================
Investment Income

Dividends                                                               $ 1,108,221
------------------------------------------------------------------------------------
Interest                                                                    431,997
                                                                        ------------
Total income                                                              1,540,218

====================================================================================
Expenses

Management fees                                                           1,180,252
------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                     326,865
Class B                                                                     384,354
Class C                                                                      96,924
------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                               331,603
------------------------------------------------------------------------------------
Shareholder reports                                                         128,994
------------------------------------------------------------------------------------
Custodian fees and expenses                                                   9,264
------------------------------------------------------------------------------------
Trustees' compensation                                                        5,456
------------------------------------------------------------------------------------
Other                                                                       124,087
                                                                        ------------
Total expenses                                                            2,587,799
Less expenses paid indirectly                                                (7,829)
                                                                        ------------
Net expenses                                                              2,579,970

====================================================================================
Net Investment Loss                                                      (1,039,752)

====================================================================================
Realized and Unrealized Gain

Net realized gain on investments                                          8,902,113
------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments     11,336,897
                                                                        ------------
Net realized and unrealized gain                                         20,239,010

====================================================================================
Net Increase in Net Assets Resulting from Operations                    $19,199,258
                                                                        ============

See accompanying Notes to Financial Statements.

14  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                            Six Months
                                                                 Ended
                                                             April 30,       Year Ended
                                                                  2000      October 31,
                                                           (Unaudited)             1999
========================================================================================
Operations

Net investment loss                                       $(1,039,752)     $(2,342,454)
----------------------------------------------------------------------------------------
Net realized gain (loss)                                    8,902,113       (7,872,596)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation      11,336,897       11,641,212
                                                         -------------------------------
Net increase in net assets resulting from operations       19,199,258        1,426,162

========================================================================================
Dividends and/or Distributions to Shareholders

Distributions from net realized gain:
Class A                                                        (5,138)      (5,782,692)
Class B                                                        (2,912)      (3,157,168)
Class C                                                        (1,931)        (839,170)
----------------------------------------------------------------------------------------
Distributions in excess of net realized gain:
Class A                                                            --         (137,547)
Class B                                                            --          (75,096)
Class C                                                            --          (19,960)

========================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                   (28,563,608)     (28,052,430)
Class B                                                   (15,829,761)     (11,675,938)
Class C                                                    (3,552,903)      (5,034,538)

========================================================================================
Net Assets

Total decrease                                            (28,756,995)     (53,348,377)
----------------------------------------------------------------------------------------
Beginning of period                                       254,966,726      308,315,103
                                                         -------------------------------
End of period (including accumulated net investment
losses of $1,062,389 and $22,637, respectively)          $226,209,731     $254,966,726
                                                         ===============================

See accompanying Notes to Financial Statements.

15  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                     Six Months                                                              Year
                                                          Ended                                                             Ended
                                                 April 30, 2000                                                          Oct. 31,
Class A                                             (Unaudited)         1999         1998         1997        19961          1995
==================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                     $16.82       $17.29       $22.26       $19.03       $17.31        $16.33
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               (.03)        (.10)        (.09)        (.07)         .03          .112
Net realized and unrealized gain (loss)                    1.51          .18        (3.02)        5.66         2.79          1.29
                                                         -------------------------------------------------------------------------
Total income (loss) from
investment operations                                      1.48          .08        (3.11)        5.59         2.82          1.40
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                         --           --           --           --         (.11)           --
Distributions from net realized gain                         --3        (.54)       (1.86)       (2.36)        (.99)         (.42)
Distributions in excess of net realized gain                 --         (.01)          --           --            --           --
                                                         -------------------------------------------------------------------------
Total dividends and/or distributions to shareholders         --         (.55)       (1.86)       (2.36)        (1.10)        (.42)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $18.30       $16.82       $17.29       $22.26       $19.03        $17.31
                                                         =========================================================================

==================================================================================================================================
Total Return, at Net Asset Value4                          8.80%        0.38%      (15.05)%      32.72%       17.17%         8.82%

==================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)               $134,012     $151,059     $183,567     $181,973      $102,746     $116,307
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $140,335     $170,205     $201,952     $131,503      $117,765     $119,440
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:5
Net investment income (loss)                              (0.67)%      (0.60)%      (0.42)%      (0.32)%       0.11%         0.67%
Expenses                                                   1.99%        1.96%        1.80%6       1.78%6       1.90%6        1.80%6
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate7                                     35%          87%          65%          82%           70%          76%

1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Less than $0.005 per share.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000, were $79,722,311 and $119,099,819, respectively.

See accompanying Notes to Financial Statements.

16  OPPENHEIMER QUEST SMALL CAP VALUE FUND


                                                     Six Months                                                              Year
                                                          Ended                                                             Ended
                                                 April 30, 2000                                                          Oct. 31,
Class B                                             (Unaudited)         1999         1998         1997        19961          1995
==================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                     $16.28       $16.84       $21.83       $18.79       $17.11        $16.24
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               (.15)        (.22)        (.12)        (.05)        (.06)         .022
Net realized and unrealized gain (loss)                    1.53          .21        (3.01)        5.45         2.76          1.27
                                                         -------------------------------------------------------------------------
Total income (loss) from investment
operations                                                 1.38         (.01)       (3.13)        5.40         2.70          1.29
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --           --           --           --         (.03)           --
Distributions from net realized gain                         --3        (.54)       (1.86)       (2.36)        (.99)         (.42)
                                                         -------------------------------------------------------------------------
Distributions in excess of net realized gain                 --         (.01)          --           --           --            --
Total dividends and/or distributions to shareholders         --         (.55)       (1.86)       (2.36)       (1.02)         (.42)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $17.66       $16.28       $16.84       $21.83       $18.79        $17.11
                                                         =========================================================================

==================================================================================================================================
Total Return, at Net Asset Value4                          8.48%       (0.16)%     (15.47)%      32.05%       16.57%         8.17%

==================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                $73,243      $82,949      $98,041      $79,754      $30,766       $23,440
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $77,165      $94,863      $97,818      $47,462      $26,478       $20,105
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:5
Net investment income (loss)                              (1.21)%      (1.10)%      (0.92)%      (0.80)%      (0.37)%        0.09%
Expenses                                                   2.52%        2.45%        2.31%6       2.27%6       2.38%6        2.37%6
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate7                                     35%          87%          65%          82%          70%           76%

1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Less than $0.005 per share.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000 were $79,722,311 and $119,099,819, respectively.

See accompanying Notes to Financial Statements.

17  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                                     Six Months                                                              Year
                                                          Ended                                                             Ended
                                                 April 30, 2000                                                          Oct. 31,
Class C                                             (Unaudited)         1999         1998         1997        19961          1995
==================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                     $16.25       $16.81       $21.79       $18.76       $17.11       $16.23
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               (.16)        (.25)        (.13)        (.08)        (.05)        .012
Net realized and unrealized gain (loss)                    1.55          .24        (2.99)        5.47         2.75         1.29
                                                         ------------------------------------------------------------------------
Total income (loss) from investment
operations                                                 1.39         (.01)       (3.12)        5.39         2.70         1.30
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --           --           --           --         (.06)          --
Distributions from net realized gain                         --3        (.54)       (1.86)       (2.36)        (.99)        (.42)
Distributions in excess of net realized gain                 --         (.01)          --           --           --           --
                                                         ------------------------------------------------------------------------
Total dividends and/or distributions to shareholders         --         (.55)       (1.86)       (2.36)       (1.05)        (.42)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $17.64       $16.25       $16.81       $21.79       $18.76       $17.11
                                                         ========================================================================

==================================================================================================================================
Total Return, at Net Asset Value4                          8.56%       (0.16)%     (15.45)%      32.05%       16.55%        8.24%

==================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                $18,955      $20,959      $26,707      $24,512      $13,181       $9,068
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $19,462      $24,964      $28,647      $17,401      $11,501       $6,114
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:5
Net investment income (loss)                              (1.21)%      (1.10)%      (0.92)%      (0.81)%      (0.40)%       0.08%
Expenses                                                   2.52%        2.45%        2.31%6       2.28%6       2.40%6       2.38%6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate7                                     35%          87%          65%          82%          70%          76%

1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Less than $0.005 per share.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000 were $79,722,311 and $119,099,819, respectively.

See accompanying Notes to Financial Statements.

18  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Quest Small Cap Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a subadvisory agreement with OpCap Advisors.

     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of 60 days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of October 31, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $7,549,000, expiring in 2007.

19  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies Continued

Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2000, a credit of $1,232 was made for the Fund's projected benefit obligations resulting in an accumulated liability of $21,405 as of April 30, 2000.

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

20  OPPENHEIMER QUEST SMALL CAP VALUE FUND

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                              Six Months Ended April 30, 2000           Year Ended October 31, 1999
                                    Shares             Amount             Shares             Amount
-----------------------------------------------------------------------------------------------------
Class A
Sold                             1,421,992       $ 24,620,865          4,182,148      $  73,860,752
Dividends and/or
distributions reinvested               291              4,948            333,175          5,733,935
Redeemed                        (3,078,510)       (53,189,421)        (6,148,237)      (107,647,117)
                              -----------------------------------------------------------------------
Net decrease                    (1,656,227)      $(28,563,608)        (1,632,914)     $ (28,052,430)
                              =======================================================================

-----------------------------------------------------------------------------------------------------
Class B
Sold                               631,802       $ 10,526,062          1,802,096      $  30,900,063
Dividends and/or
distributions reinvested               170              2,801            185,249          3,099,205
Redeemed                        (1,580,174)       (26,358,624)        (2,714,320)       (45,675,206)
                              -----------------------------------------------------------------------
Net decrease                      (948,202)      $(15,829,761)          (726,975)     $ (11,675,938)
                              =======================================================================

-----------------------------------------------------------------------------------------------------
Class C
Sold                               265,976       $  4,418,682            778,674      $  13,281,277
Dividends and/or
distributions reinvested               115              1,903             49,695            829,897
Redeemed                          (480,815)        (7,973,488)        (1,127,488)       (19,145,712)
                              -----------------------------------------------------------------------
Net decrease                      (214,724)      $ (3,552,903)          (299,119)     $  (5,034,538)
                              =======================================================================

================================================================================
3. Unrealized Gains and Losses on Securities
As of April 30, 2000, net unrealized depreciation on securities of $2,341,636 was composed of gross appreciation of $26,664,261, and gross depreciation of $29,005,897.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, and 0.85% of average annual net assets in excess of $800 million. The Fund's management fee for the six months ended April 30, 2000, was 1.00% of the average annual net assets for each class of shares, annualized for periods of less than one full year.

--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager pays OpCap Advisors (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the six months ended April 30, 2000, the Manager paid $438,726 to the Sub-Advisor.

21  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. The Fund pays OFS an annual maintenance fee of $18.00 for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended April 30, 2000, the Fund paid OFS $346,819.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                                  Aggregate         Class A    Commissions    Commissions    Commissions
                                  Front-End       Front-End     on Class A     on Class B     on Class C
                              Sales Charges   Sales Charges         Shares         Shares         Shares
                                 on Class A     Retained by    Advanced by    Advanced by    Advanced by
Six Months Ended                     Shares     Distributor   Distributor1   Distributor1   Distributor1
---------------------------------------------------------------------------------------------------------
April 30, 2000                     $191,466         $50,290        $35,900       $224,461        $23,901

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                    Class A                     Class B                     Class C
                        Contingent Deferred         Contingent Deferred         Contingent Deferred
                              Sales Charges               Sales Charges               Sales Charges
Six Months Ended    Retained by Distributor     Retained by Distributor     Retained by Distributor
---------------------------------------------------------------------------------------------------
April 30, 2000                       $5,077                    $232,635                      $4,513

The Fund has adopted Distribution and Service Plans for Class A, Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
Class A Distribution and Service Plan Fees. Under the plan, the Fund pays an asset-based sales charge to the Distributor at an annual rate of 0.20% of average annual net assets of Class A shares of the Fund (the Board of Trustees can set this rate up to 0.25%). Effective January 1, 2000, the asset-based charge rate for Class A shares has been voluntarily reduced from 0.25% to 0.20% of average annual net assets representing Class A shares. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers, banks and other financial institutions. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2000, payments under the Class A Plan totaled $326,865, all of which was paid by the Distributor to recipients. That included $10,194 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

22  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended April 30, 2000, were as follows:

                                                             Distributor's     Distributor's
                                                                 Aggregate      Unreimbursed
                                                              Unreimbursed     Expenses as %
                       Total Payments     Amount Retained         Expenses     of Net Assets
                           Under Plan      by Distributor       Under Plan          of Class
---------------------------------------------------------------------------------------------
Class B Plan                 $384,354            $310,561       $2,016,699              2.75%
Class C Plan                   96,924              28,587          314,516              1.66

================================================================================
5. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement that enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the six months ended April 30, 2000.

================================================================================
6. Subsequent Event
Effective May 19, 2000, the Fund changed its name to Oppenheimer Quest Small Cap Fund.

23  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
SHAREHOLDER MEETING Unaudited
--------------------------------------------------------------------------------

================================================================================
On March 10, 2000, a shareholder meeting was held to approve a new sub-advisory agreement between the Manager and the Sub-Advisor as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

                                         Withheld/
                  For        Against       Abstain          Total
          ---------------------------------------------------------
            7,172,147         76,955       113,617      7,362,719

24  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
OPPENHEIMER QUEST SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

A Series of Oppenheimer Quest For Value Funds
================================================================================
Officers and Trustees     Bridget A. Macaskill, Chairman of the Board of
                          Trustees and President
                          Paul Y. Clinton, Trustee
                          Thomas W. Courtney, Trustee
                          Robert G. Galli, Trustee
                          Lacy B. Herrmann, Trustee
                          George Loft, Trustee
                          O. Leonard Darling, Vice President
                          Andrew J. Donohue, Secretary
                          Brian W. Wixted, Treasurer
                          Robert J. Bishop, Assistant Treasurer
                          Scott T. Farrar, Assistant Treasurer
                          Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor        OppenheimerFunds, Inc.

================================================================================
Sub-Advisor               OpCap Advisors

================================================================================
Distributor               OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder  OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of              Citibank, N.A.
Portfolio Securities

================================================================================
Independent Auditors      KPMG LLP

================================================================================
Legal Counsel             Mayer, Brown & Platt

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          This is a copy of a report to shareholders of Oppenheimer Quest Small Cap Value Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Quest Small Cap Value Fund. For material information concerning the Fund, see the Prospectus.

                          Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


(C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.

25  OPPENHEIMER QUEST SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
INFORMATION AND SERVICES
--------------------------------------------------------------------------------

          As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------
          Internet
          24-hr access to account information and transactions1 www.oppenheimerfunds.com
          ----------------------------------------------------------------------
          General Information
          Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
          1.800.525.7048
          ----------------------------------------------------------------------
          Telephone Transactions
          Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
          1.800.852.8457
          ----------------------------------------------------------------------
          PhoneLink
          24-hr automated information and automated transactions
          1.800.533.3310
          ----------------------------------------------------------------------
          Telecommunications Device for the Deaf (TDD)
          Mon-Fri 9am-6:30pm ET
          1.800.843.4461
          ----------------------------------------------------------------------
          OppenheimerFunds Market Hotline
          24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
          1.800.835.3104
          ----------------------------------------------------------------------
          Transfer and Shareholder Servicing Agent
          OppenheimerFunds Services
          P.O. Box 5270, Denver, CO 80217-5270
          ----------------------------------------------------------------------
          Ticker Symbols     Class A: QVSCX     Class B: QSCBX    Class C: QSCCX
--------------------------------------------------------------------------------
  1. At times this website may be inaccessible or its transaction feature may be unavailable.

                                             [LOGO OF OPPENHEIMER FUNDS]

RS 0251.001.0400    June 29, 2000